Pzena Small Cap Value Fund
Schedule of Investments
November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.97%
Basic Materials - 6.56%
Koppers Holdings, Inc.	17,050	$507,920
Olin Corp.	50,027	2,850,538
Orion Engineered Carbons S.A. (b)	157,898	2,965,324
		6,323,782
Consumer Discretionary - 14.05%
Adient PLC (a)(b)	46,432	1,808,062
Dana, Inc.	164,314	2,893,570
Gap, Inc.	161,875	2,353,662
Hooker Furnishings Corp.	61,098	1,039,277
Motorcar Parts of America, Inc. (a)	67,226	757,637
PVH Corp.	26,956	1,810,904
Steelcase, Inc. - Class A	362,270	2,872,801
		13,535,913
Consumer Staples - 4.28%
Spectrum Brands Holdings, Inc.	21,245	1,131,721
Universal Corp.	27,469	1,563,261
USANA Health Sciences, Inc. (a)	25,924	1,426,857
		4,121,839
Energy - 6.61%
MRC Global, Inc. (a)	226,851	2,667,768
NOV, Inc.	110,658	2,485,379
TechnipFMC PLC (a)(b)	97,903	1,213,997
		6,367,144
Financials - 28.21%
American Equity Investment Life Holding Co.	36,444	1,476,347
Argo Group International Holdings, Ltd. (b)	57,486	1,562,470
Associated Banc-Corp.	119,227	2,932,984
Axis Capital Holdings, Ltd. (b)	49,817	2,867,467
CNO Financial Group, Inc.	154,461	3,626,744
Hope Bancorp, Inc.	138,011	1,879,710
Old National Bancorp of Indiana	166,293	3,177,859
Umpqua Holdings Corp.	130,508	2,645,397
Univest Financial Corp.	70,344	1,984,404
Webster Financial Corp.	56,653	3,078,524
WSFS Financial Corp.	40,224	1,951,266
		27,183,172
Health Care - 2.23%
Phibro Animal Health Corp. - Class A	90,272	1,111,248
Varex Imaging Corp. (a)	48,778	1,036,045
		2,147,293
Industrials - 27.23%
American Woodmark Corp. (a)	34,109	1,848,708
Axalta Coating Systems Ltd. (a)(b)	74,739	2,005,995
Belden, Inc.	37,633	3,027,199
Enerpac Tool Group Corp.	78,298	1,960,582
GMS, Inc. (a)	42,265	2,075,211
JELD-WEN Holding, Inc. (a)	196,254	2,029,266
Masonite International Corp. (a)(b)	26,693	2,009,182
MasTec, Inc. (a)	11,365	1,032,283
Moog, Inc. - Class A	11,862	1,032,350
REV Group, Inc.	154,745	2,149,408
Terex Corp.	66,708	3,062,564
TriMas Corp.	70,608	1,931,129
TrueBlue, Inc. (a)	96,184	2,075,651
		26,239,528
Technology - 7.80%
Avnet, Inc.	58,910	2,660,965
Celestica, Inc. (a)(b)	263,035	2,935,470
ScanSource, Inc. (a)	64,184	1,916,534
		7,512,969
Total Common Stocks (Cost $89,868,898)		93,431,640

REIT - 1.56%
Financial Services - 1.56%
DiamondRock Hospitality Co.	159,792	1,503,643
Total REIT (Cost $1,264,899)		1,503,643

SHORT-TERM INVESTMENT - 0.00%
Money Market Fund - 0.00%
Fidelity Institutional Government Portfolio - Class I, 3.56% (c)	223	223
Total Short-Term Investment (Cost $223)		223

Total Investments (Cost $91,134,020) - 98.53%		94,935,506
Other Assets in Excess of Liabilities - 1.47%		1,411,713
TOTAL NET ASSETS - 100.00%		$96,347,219

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Société Anonyme
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of November 30, 2022.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of
1940, as amended, the Fund uses more specific industry classifications.

Pzena Small Cap Value Fund
Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2022:

Pzena Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$6,323,782	$-	$-	$6,323,782
Consumer Discretionary	13,535,913	-	-	13,535,913
Consumer Staples	4,121,839	-	-	4,121,839
Energy	6,367,144	-	-	6,367,144
Financials	27,183,172	-	-	27,183,172
Health Care	2,147,293	-	-	2,147,293
Industrials	26,239,528	-	-	26,239,528
Technology	7,512,969	-	-	7,512,969
Total Common Stocks	93,431,640	-	-	93,431,640
REIT	1,503,643	-	-	1,503,643
Short-Term Investment	223	-	-	223
Total Investments	$94,935,506	$-	$-	$94,935,506

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.